The Sentinel Funds

Supplement dated May 14, 2008 to the Statement of Additional Information dated April 4, 2008

The “Non-Public Disclosure” section on page 43 is deleted and replaced with the following: Non-Public Disclosure:

(iv)	information with respect to portfolio holdings of the Funds provided to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., such information to be provided as of the last business day of a month and only if either (a) such information is disclosed to such services at least 15 days later than the date of such information (except that for the Small Company and Small/Mid Cap Funds’ portfolio holdings other than the top ten holdings shall be at least 30 days later than the date of such information), or (b) such services agree that they and their employees will not disclose or trade on such information before it is publicly disclosed; and

(v)	information with respect to portfolio holdings of the Funds provided to persons who request it, including selling group members, consultants and investors, such information to be provided (a) as of the last business day of a month and (b) at least 15 days later than the date of such information (except that for the Small Company and Small/Mid Cap Funds’ portfolio holdings other than the top ten holdings shall be at least 30 days later than the date of such information).

The biographical table relating to the Directors who are “interested persons of the Funds” and to the officers of the Funds on

Page 27 is deleted and replaced with the following:
Name, Address, Age	Position and	Principal Occupation(s) During Past Five	Public
	Length of Time	Years	Directorships
Served

Thomas H. MacLeay (58)	Chair, since 2003;	National Life Holding Company (a mutual	Sentinel Variable
National Life Drive	Chief Executive	insurance company) and National Life-	Products Trust (6)
Montpelier, VT 05604	Officer 2003-2005	Chairman of the Board, President and Chief
Executive Officer, since 2002; President
and Chief Operating Officer, 1996 to 2001;
Sentinel Variable Products Trust -
Chairman, since 2004; Chief Executive
Officer, 2004 to 2005 ; NLV Financial
Corporation- Chairman, President and CEO,
2002- present

Christian W. Thwaites (50)	President, Chief	Advisor - President & Chief Executive	None
National Life Drive	Executive Officer	Officer, since 2005; National Life -
Montpelier, VT 05604	and Director, since	Executive Vice President, since 2005;
	2005	Sentinel Variable Products Trust -
President and Chief Executive Officer,
since 2005; Sentinel Financial Services
Company (“SFSC”) – Chief Executive
Officer since 2005, President 2005 to 2006;
Sentinel Administrative Services, Inc.
(“SASI”) – President & Chief Executive
Officer since 2005; Sentinel Advisors
Company (“SAC”) and Sentinel
Administrative Services Company
(“SASC”) – President & Chief Executive
Officer 2005 to 2006; Skandia Global
Funds - Chief Executive Officer, 1996 to
2004

SF0975(0508) Cat. No. 50815	Page 1 of 2

Name, Address, Age	Position and	Principal Occupation(s) During Past Five	Public
	Length of Time	Years	Directorships
Served

John Birch (58)	Chief Financial	Advisor -Chief Operating Officer, since	N/A
National Life Drive	Officer, since 2008	2005; SASI- Chief Operating Officer, since
Montpelier, VT 05604		2006; SASC – Chief Operating Officer,
2005; State Street Bank, Luxembourg-
Head of Transfer agency, from 2004-2005;
American Skandia Investment Services,
Inc.- Chief Operating Officer, from 1997-
2003

Thomas P. Malone (51)	Vice President and	SASI– Vice President, since 2006; Sentinel	N/A
National Life Drive	Treasurer, since	Variable Products Trust – Vice President
Montpelier, VT 05604	1997; Assistant	and Treasurer, since 2000; SASC – Vice
	Vice President,	President 1998 to 2006
1990 to 1997

John K. Landy (48)	Vice President,	SASI- Senior Vice President, since 2006;	N/A
National Life Drive	since 2002	Sentinel Variable Products Trust – Vice
Montpelier, Vermont 05604		President, since 2004; SASC – Senior Vice
President 2004 to 2006; Vice President,
1997 to 2004

Scott G. Wheeler (42)	Assistant Vice	SASI- Vice President- Fund Accounting &	N/A
National Life Drive	President and	Administration since 2007; SASI - Assistant
Montpelier, Vermont 05604	Assistant	Vice President, 2006-2007; Sentinel
	Treasurer, since	Variable Products Trust - Assistant Vice
	1998	President and Assistant Treasurer, since
2004; SASC – Assistant Vice President
1998 to 2006

Lindsay E. Staples (26)	Assistant	National Life- Securities Paralegal, since	N/A
National Life Drive	Secretary, since	2007; Sentinel Variable Products Trust-
Montpelier, Vermont 05604	2007	Assistant Secretary, since 2007; Holman
Immigration- Paralegal, 2006-2007; Wilmer
Cutler Pickering Hale and Dorr, Paralegal
2004-2006; Saint Michaels College, Student
2000-2004

D. Russell Morgan (52)	Chief Compliance	Advisor; National Variable Annuity	N/A
National Life Drive	Officer, since	Account II; National Variable Life
Montpelier, Vermont 05604	2004; Secretary,	Insurance Account – Chief Compliance
	1988-2004	Officer, since 2004; Sentinel Variable
Products Trust – Chief Compliance Officer,
since 2004; Secretary, 2000-2005; National
Life – Assistant General Counsel, 2001 to
2005; Senior Counsel, 2000 to 2001; ESI –
Counsel, 1986 to 2005; Advisor, SFSC,
SASC – Counsel, 1993 to 2005

SF0975(0508)